Investments (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Amount of share acquired		$ 300,000
Unrealized gain		8,457
Contact Gold Corp [Member]
Disclosure of associates [line items]
Number of shares acquired	600,000
Amount of share acquired	$ 300,000
Fair value of investment		306,000
Certain Marketable Securities [Member]
Disclosure of associates [line items]
Fair value of investment		3,035
Unrealized gain		$ 8,457